VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—43.6%
Aerospace & Defense—1.2%
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)(2)(3)	$ 1,722	$ 1,886
144A 6.250%, 9/15/24(1)(2)	350	351
		2,237

Airlines—1.6%
Delta Air Lines, Inc. 2.900%, 10/28/24(2)(3)	3,000	3,023
Auto Manufacturers—2.7%
Ford Motor Co. 8.500%, 4/21/23	3,500	3,854
Ford Motor Credit Co. LLC 3.087%, 1/9/23(2)	1,250	1,266
		5,120

Building Materials—1.9%
Koppers, Inc. 144A 6.000%, 2/15/25(1)(2)	3,500	3,561
Commercial Services—3.0%
ADT Security Corp. (The) 4.125%, 6/15/23(2)	3,000	3,085
RR Donnelley & Sons Co. 7.000%, 2/15/22(2)	2,500	2,512
		5,597

Containers & Packaging—1.7%
Owens-Brockway Glass Container, Inc. 144A 5.875%, 8/15/23(1)(2)(3)	3,000	3,120
Diversified Financial Services—3.4%
Navient Corp. 7.250%, 9/25/23(2)(3)	3,000	3,225
OneMain Finance Corp. 8.250%, 10/1/23(2)	3,000	3,285
		6,510

Entertainment—1.6%
Cedar Fair LP 5.375%, 6/1/24(2)(3)	3,000	3,032
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—1.1%
Service Properties Trust 4.350%, 10/1/24(2)(3)	$ 2,170	$ 2,116
Food & Beverage—1.6%
Albertsons Cos., Inc. 144A 3.500%, 2/15/23(1)(2)	3,000	3,027
Healthcare-Services—2.6%
HCA, Inc. 5.375%, 2/1/25(2)	3,000	3,272
Tenet Healthcare Corp. 4.625%, 7/15/24(2)	1,716	1,731
		5,003

Internet—2.4%
Netflix, Inc. 5.875%, 2/15/25(2)(3)	4,000	4,499
Leisure Time—1.7%
Royal Caribbean Cruises Ltd. 144A 10.875%, 6/1/23(1)(2)	3,000	3,262
Lodging—1.9%
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)(2)	3,500	3,505
Media—5.6%
CCO Holdings LLC 144A 4.000%, 3/1/23(1)(2)(3)	3,000	3,002
CSC Holdings LLC 5.250%, 6/1/24(2)(3)	4,000	4,156
DISH DBS Corp. 5.875%, 11/15/24(2)(3)	3,285	3,323
		10,481

Oil, Gas & Consumable Fuels—3.9%
Antero Resources Corp. 5.000%, 3/1/25(2)(3)	3,000	3,015
Occidental Petroleum Corp. 6.950%, 7/1/24(2)	4,000	4,400
		7,415

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Telecommunications—5.7%
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)(3)	$ 4,000	$ 4,070
Lumen Technologies, Inc. 7.500%, 4/1/24(2)(3)	3,000	3,255
Sprint Corp. 7.125%, 6/15/24(2)	3,000	3,362
		10,687

Total Corporate Bonds and Notes (Identified Cost $83,203)		82,195

Leveraged Loans—30.2%
Advertising—0.5%
Advantage Sales & Marketing, Inc. Tranche B-1 (3 Month LIBOR + 4.50%) 5.250%, 10/28/27 (4)	992	993
Aerospace & Defense—0.8%
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 2.340%, 12/9/25 (4)	1,455	1,424
Airlines—0.3%
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27 (4)	500	525
Auto Components—1.0%
Adient US LLC Tranche B-1 (1 month LIBOR + 3.500%) 3.590%, 4/10/28 (4)	998	994
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.090%, 10/1/25 (4)	992	973
		1,967

Chemicals—0.5%
Ecovyst Catalyst Technologies LLC (2 Months LIBOR + 2.750%) 3.250%, 6/9/28 (4)	997	994
	Par Value	Value

Commercial Services—1.7%
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28 (4)	$ 1,000	$ 991
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 3.750%, 6/30/28 (4)	420	418
Tranche C (1 Month LIBOR + 3.250%) 3.750%, 6/30/28 (4)	79	79
Travelport Finance (Luxembourg) S.a.r.l. First Lien (3 month LIBOR + 5.000%) 5.150%, 5/29/26 (4)	980	826
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.340%, 3/31/28 (4)	995	986
		3,300

Computers—1.8%
Conduent Business Services LLC Tranche B (1 month LIBOR + 4.25%) 4.750%, 10/16/28 (4)	1,000	997
KBR, Inc. Tranche B (1 month LIBOR + 2.750%) 2.840%, 2/5/27 (4)	1,011	1,009
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26 (4)	1,470	1,439
		3,445

Containers & Packaging—0.3%
Pactiv Evergreen Group Holdings, Inc. Tranche B-3 (1 month LIBOR + 3.50%) 4.000%, 9/24/28 (4)	500	497

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Diversified Financial Services—0.4%
Blucora, Inc. (3 month LIBOR + 4.000%) 5.000%, 5/22/24 (4)	$ 742	$ 740
Entertainment—3.3%
AMC Entertainment Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 3.090%, 4/22/26 (4)	975	874
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 2.340%, 3/24/25 (4)	1,219	1,200
Penn National Gaming, Inc . Tranche B-1 (1 Month LIBOR + 2.250%) 3.000%, 10/15/25 (4)	1,496	1,489
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.840%, 8/14/24 (4)	963	954
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 0.000%, 7/21/26 (4)(5)	1,630	1,617
		6,134

Environmental Services—0.5%
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 0.000%, 5/30/25 (4)(5)	1,000	999
Healthcare-Products—0.8%
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.000%) 3.080%, 6/30/25 (4)	1,556	1,546
Healthcare-Services—0.1%
Aveanna Healthcare LLC
(1 month LIBOR + 3.750%) 0.000%, 7/17/28 (4)(5)	50	50
	Par Value	Value

Healthcare-Services—continued
2021, First Lien (1 month LIBOR + 3.750%) 4.250%, 7/17/28 (4)	$ 219	$ 217
		267

Internet—1.2%
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.840%, 2/15/24 (4)	1,209	1,195
Match Group, Inc. Tranche B-1 (3 month LIBOR + 1.750%) 1.910%, 2/13/27 (4)	1,000	981
		2,176

Leisure Time—0.5%
Callaway Golf Co. (1 month LIBOR + 4.500%) 4.590%, 1/2/26 (4)	915	919
Lodging—1.9%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.840%, 12/23/24 (4)	1,458	1,442
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28 (4)	1,250	1,238
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24 (4)	934	902
		3,582

Machinery-Diversified—0.8%
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 1.750%) 1.840%, 3/1/27 (4)	1,601	1,577

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Media—5.5%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.850%, 2/1/27 (4)	$ 997	$ 985
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.340%, 1/15/26 (4)	1,228	1,202
DIRECTV Financing LLC (3 month LIBOR + 5.000%) 5.750%, 8/2/27 (4)	1,000	997
Gray Television, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.340%, 2/7/24 (4)	1,432	1,420
Meredith Corp. Tranche B-2 (1 Month LIBOR + 4.750%) 4.750%, 1/31/25 (4)	1,247	1,245
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.590%, 9/18/26 (4)	1,312	1,302
Sinclair Television Group, Inc. Tranche B-3 (1 month LIBOR + 3.000%) 3.100%, 4/1/28 (4)	1,247	1,218
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.590%, 1/31/28 (4)	1,500	1,479
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 4.250%, 8/18/23 (4)	485	483
		10,331

	Par Value	Value

Metal Fabricate/Hardware—0.3%
Advanced Drainage Systems, Inc. (1 month LIBOR + 2.250%) 2.380%, 7/31/26 (4)	$ 623	$ 621
Oil, Gas & Consumable Fuels—0.0%
Lealand Finance Co. B.V. (1 month LIBOR + 4.000%) 4.000%, 6/30/25 (4)	168	72
Pharmaceuticals—1.4%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.090%, 6/2/25 (4)	729	722
HLF Financing SaRL LLC Tranche B (1 month LIBOR + 2.500%) 2.590%, 8/18/25 (4)	890	883
Horizon Therapeutics USA, Inc. Tranche B-2 (1 Month LIBOR + 1.750%) 2.250%, 3/15/28 (4)	995	989
		2,594

Retail—2.4%
Burlington Coat Factory Warehouse Corp. Tranche B-6 (1 month LIBOR + 2.000%) 2.100%, 6/24/28 (4)	859	854
CWGS Group LLC Tranche B (1 month LIBOR + 2.500%) 3.250%, 6/3/28 (4)	992	983
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28 (4)	1,174	1,166

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Retail—continued
RH (1 month LIBOR + 3.00%) 0.000%, 10/20/28 (4)(5)	$ 1,500	$ 1,490
		4,493

Semiconductors—0.3%
Cohu, Inc. Tranche B (1 Month LIBOR + 3.000%) 3.090%, 10/1/25 (4)	498	493
Software—1.6%
Boxer Parent Co., Inc. 2021 (3 month LIBOR + 3.750%) 3.880%, 10/2/25 (4)	878	868
Camelot US Acquisition I Co. (1 month LIBOR + 3.000%) 3.090%, 10/30/26 (4)	1,200	1,189
Rackspace Technology Global, Inc. Tranche B (3 month LIBOR + 2.750%) 3.500%, 2/15/28 (4)	894	880
		2,937

Telecommunications—2.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.340%, 3/15/27 (4)	983	962
Ciena Corp. 2020 (1 Month LIBOR + 1.750%) 1.840%, 9/26/25 (4)	990	989
Commscope, Inc. (1 month LIBOR + 3.250%) 3.340%, 4/6/26 (4)	1,474	1,434
Frontier Communications Co. Tranche B (3 month LIBOR + 3.750%) 4.500%, 5/1/28 (4)	997	996
		4,381

Total Leveraged Loans (Identified Cost $57,672)		57,007

	Shares	Value
Common Stocks—0.7%
Banks—0.7%
CCF Holdings LLC(6)(7)	1,369,231	$ 1,054
CCF Holdings LLC Class M(6)(7)	293,320	226
		1,280

Construction & Engineering—0.0%
McDermott International Ltd.(7)	71,796	29
Total Common Stocks (Identified Cost $3,272)		1,309

Warrant—0.1%
Banks—0.1%
CCF Holdings LLC(6)(7)	485,227	252
Total Warrant (Identified Cost $—)		252

	Par Value
Convertible Bonds and Notes—55.1%
Auto Manufacturers—5.5%
NIO, Inc. 144A 0.000%, 2/1/26(1)	$ 11,800	10,444
Biotechnology—9.4%
Insmed, Inc. 1.750%, 1/15/25(2)	5,500	5,670
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24(2)(3)	8,000	7,061
Ligand Pharmaceuticals, Inc. 0.750%, 5/15/23(2)	5,000	5,100
		17,831

Entertainment—0.7%
Live Nation Entertainment, Inc. 2.000%, 2/15/25(2)	1,000	1,230

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—8.9%
Blackstone Mortgage Trust, Inc.
4.375%, 5/5/22(2)	$ 2,000	$ 2,003
4.750%, 3/15/23(2)(3)	5,000	5,068
Redwood Trust, Inc. 5.625%, 7/15/24	5,000	5,130
Two Harbors Investment Corp. 6.250%, 1/15/22	4,495	4,506
		16,707

Healthcare-Products—2.1%
NuVasive, Inc. 1.000%, 6/1/23	4,000	3,953
Internet—3.3%
Pinduoduo, Inc. 0.000%, 12/1/25	7,000	6,233
Media—5.1%
DISH Network Corp. 2.375%, 3/15/24(2)	7,500	7,003
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)(2)	2,500	2,554
		9,557

Oil, Gas & Consumable Fuels—2.5%
Helix Energy Solutions Group, Inc. 4.250%, 5/1/22	3,500	3,374
Oil States International, Inc. 1.500%, 2/15/23	1,500	1,385
		4,759

Pharmaceuticals—2.0%
Jazz Investments I Ltd. 1.500%, 8/15/24(2)	3,855	3,809
Software—15.6%
Alteryx, Inc. 0.500%, 8/1/24(2)	7,000	6,630
	Par Value	Value

Software—continued
Benefitfocus, Inc. 1.250%, 12/15/23	$ 3,000	$ 2,877
DocuSign, Inc. 144A 0.000%, 1/15/24(1)(2)(3)	4,000	4,056
i3 Verticals LLC 1.000%, 2/15/25	9,000	7,936
New Relic, Inc. 0.500%, 5/1/23(2)	2,500	2,967
PROS Holdings, Inc. 1.000%, 5/15/24(3)	4,000	3,768
RingCentral, Inc. 0.000%, 3/1/25(2)	1,160	1,158
		29,392

Total Convertible Bonds and Notes (Identified Cost $106,024)		103,915

Total Long-Term Investments—129.7% (Identified Cost $250,171)		244,678

	Shares
Short-Term Investment—8.1%
Money Market Mutual Fund—8.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)	15,321,290	15,321
Total Short-Term Investment (Identified Cost $15,321)		15,321

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)(9)	1,315,198	$ 1,315
Total Securities Lending Collateral (Identified Cost $1,315)		1,315

TOTAL INVESTMENTS—138.5% (Identified Cost $266,807)		$261,314
Other assets and liabilities, net—(38.5)%		(72,649)
NET ASSETS—100.0%		$188,665

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities amounted to a value of $42,838 or 22.7% of net assets.
(2)	All or a portion of securities is segregated as collateral for borrowings.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility.
(4)	Variable rate security. Rate disclosed is as of November 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after November 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Cayman Islands	6
Bermuda	2
Luxembourg	1
Liberia	1
Netherlands	1
Canada	1
Total	100%
† % of total investments as of November 30, 2021.

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of November 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at November 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$82,195	$—	$82,195	$—
Leveraged Loans	57,007	—	57,007	—
Convertible Bonds and Notes	103,915	—	103,915	—
Equity Securities:
Common Stocks	1,309	29	—	1,280
Warrant	252	—	—	252
Securities Lending Collateral	1,315	1,315	—	—
Money Market Mutual Fund	15,321	15,321	—	—
Total Investments	$261,314	$16,665	$243,117	$1,532
There were no transfers into or out of Level 3 related to securities held at November 30, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Warrants
Investments in Securities
Balance as of February 28, 2021:	$ 2,880	$ 2,554	$ 326	$ —(a)	$ —
Accrued discount/(premium)	3	3	—	—	—
Change in unrealized appreciation (depreciation)(b)	892	1,974	—	(1,334)	252
Purchases	2,627	—	13	2,614(c)	—
Sales(d)	(4,870)	(4,531)(c)	(339)	—	—
Balance as of November 30, 2021	$ 1,532	$ —	$ —	$ 1,280	$ 252
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at November 30, 2021, was $(1,081).
(c) Includes securities issued or removed due to corporate actions.
(d) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2021:
Investments in Securities – Assets	Ending Balance at November 30, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stocks:
CCF Holdings LLC	$1,054	Market and Company Comparables	EV Multiples	1.11x (0.33x - 1.98x) 0.57x (0.20x - 0.86x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$226	Market and Company Comparables	EV Multiples	1.11x (0.33x - 1.98x) 0.57x (0.20x - 0.86x)
			Illiquidity Discount	20%

Warrant:
CCF Holdings LLC	$252	Market and Company Comparables	EV Multiples	1.11x (0.33x - 1.98x) 0.57x (0.20x - 0.86x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	55.34%
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•        Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•        Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.